Accrued Expenses and Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Deferred Revenue
Schedule of accrued expenses and deferred revenue

	December 31,
	2023	2022
Vacation pay liabilities	11,257	8,310
Accrued salaries and Board fees	52,502	28,186
Social security costs	8,935	7,065
Accrued rebates on sales	36,326	15,849
Accrued expenses for royalty	37,419	12,023
Accrued expenses for research and development	107,302	34,637
Accrued expenses for marketing and selling	10,773	21,543
Accrued expenses for administration	16,113	8,833
Total	280,627	136,446